Commitments and Contingencies - Summary of Future Minimum Rentals Payable under Non-Cancellable Operating Leases (Detail) ₽ in Millions	Dec. 31, 2017 RUB (₽)
Disclosure of finance lease and operating lease by lessee [line items]
Total rentals payable	₽ 70,322
Payable in 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total rentals payable	5,132
After One Year but Not More Than Five Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total rentals payable	8,757
More Than Five Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total rentals payable	₽ 56,433